Shareholder Report, Line Graph (Details) WE0000000002516A_Dimensional US Real Estate ETF_Single_TSR Annual {Single} - USD ($)					12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Feb. 23, 2022	Oct. 31, 2025
Dimensional US Real Estate ETF
Account Value [Line Items]
Line Graph and Table Measure Name					Dimensional US Real Estate ETF – NAV
Accumulated Value	$ 10,670	$ 7,970	$ 8,648	$ 10,000	$ 10,327
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000® Index
Accumulated Value	13,806	10,015	9,240	10,000	$ 16,679
Dow Jones U.S. Select REIT Index
Account Value [Line Items]
Line Graph and Table Measure Name					Dow Jones U.S. Select REIT Index
Accumulated Value	$ 10,629	$ 7,835	$ 8,358	$ 10,000	$ 10,643